Income Tax, Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Consolidated profit/(loss) before taxes	$ 37,238	$ (11,776)	$ 25,302
Average statutory tax rate	25.00%	25.00%	25.00%
Corporate income tax at average statutory tax rate	$ (9,310)	$ 2,944	$ (6,326)
Income tax of associates, net	3,302	5,366	3,076
Differences in statutory tax rates	(4,270)	(4,296)	(3,359)
Unrecognized NOLs and deferred tax assets	(11,070)	(10,944)	(11,232)
Permanent differences	17,493	3,957	(4,052)
Other adjustments to taxable income and expense	3,065	12,662	(14,327)
Total income tax (expense)/income	$ (790)	$ 9,689	$ (36,220)
Effective tax rate	25.00%	25.00%	25.00%